UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09833

Investment Company Act File Number

Investment Grade Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Investment Grade Income Portfolio

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 36.0%
Security	Principal Amount (000’s omitted)	Value
Agriculture — 1.1%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$517,907
Cargill, Inc., 4.10%, 11/1/42(1)	345	333,278
Lorillard Tobacco Co., 7.00%, 8/4/41	265	315,488

		$1,166,673

Automotive — 0.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	$400	$412,144
Ford Motor Co., 7.45%, 7/16/31	250	317,808

		$729,952

Banks — 7.2%
Ally Financial, Inc., 3.125%, 1/15/16	$520	$526,891
American Express Co., 6.80% to 9/1/16, 9/1/66(2)	300	324,375
Bank of America Corp., MTN, 3.30%, 1/11/23	500	494,419
Bank of America Corp., MTN, 5.65%, 5/1/18	435	504,001
Barclays Bank PLC, 5.00%, 9/22/16	380	427,186
Capital One Bank (USA), NA, 3.375%, 2/15/23	384	381,317
Citigroup, Inc., 3.375%, 3/1/23	35	35,382
Citigroup, Inc., 4.05%, 7/30/22	125	129,469
Citigroup, Inc., 4.50%, 1/14/22(3)	390	434,689
CNH Capital, LLC, 3.875%, 11/1/15	350	360,500
Discover Bank, 2.00%, 2/21/18	250	251,158
Discover Financial Services, 3.85%, 11/21/22	200	206,255
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	100	116,552
JPMorgan Chase & Co., 4.35%, 8/15/21	360	398,099
KeyBank NA, 1.65%, 2/1/18	290	293,100
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	105	118,828
Morgan Stanley, 3.45%, 11/2/15	250	262,156
Morgan Stanley, 4.875%, 11/1/22(3)	400	425,152
PNC Bank NA, 2.70%, 11/1/22	670	652,546
Regions Bank, 6.45%, 6/26/37	410	445,875
UBS AG/Stamford, CT, MTN, 5.875%, 7/15/16	350	393,165
Wachovia Bank NA, 6.00%, 11/15/17	420	502,124
Wells Fargo & Co., 3.45%, 2/13/23	220	222,105

		$7,905,344

Beverages — 0.2%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$209,425

		$209,425

Broadcasting and Cable — 0.8%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	$400	$433,000
Comcast Corp., 6.95%, 8/15/37	300	400,808

		$833,808

Building Materials — 0.3%
Owens Corning, Inc., 4.20%, 12/15/22	$300	$307,636

		$307,636

Chemicals — 0.3%
LyondellBasell Industries N.V., 5.75%, 4/15/24	$300	$353,250

		$353,250

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 2.0%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	$500	$481,750
Corrections Corp. of America, 7.75%, 6/1/17	380	399,247
Hillenbrand, Inc., 5.50%, 7/15/20	400	444,633
Waste Management, Inc., 7.375%, 3/11/19	460	583,332
Western Union Co. (The), 6.20%, 11/17/36	330	339,772

		$2,248,734

Communications Services — 1.2%
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	$420	$460,950
Motorola Solutions, Inc., 6.00%, 11/15/17	275	322,344
SBA Telecommunications, Inc., 5.75%, 7/15/20(1)	500	521,875

		$1,305,169

Computers — 0.3%
Hewlett-Packard Co., 2.65%, 6/1/16	$115	$117,398
Hewlett-Packard Co., 3.75%, 12/1/20	120	119,403
Hewlett-Packard Co., 6.00%, 9/15/41	115	117,630

		$354,431

Diversified Financial Services — 0.2%
Jefferies Group, LLC, 5.125%, 1/20/23	$220	$233,543

		$233,543

Diversified Manufacturing — 1.0%
Caterpillar, Inc., 3.90%, 5/27/21	$450	$500,567
Joy Global, Inc., 5.125%, 10/15/21	300	335,809
Tyco Electronics Group SA, 6.55%, 10/1/17	270	323,325

		$1,159,701

Drugs — 0.4%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$422,937

		$422,937

Electric Utilities — 1.6%
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	$500	$560,625
Florida Power & Light Co., 4.125%, 2/1/42	400	410,292
Georgia Power Co., 4.30%, 3/15/42	375	378,474
PPL Energy Supply, LLC, 6.50%, 5/1/18	325	385,431

		$1,734,822

Electrical and Electronic Equipment — 1.0%
Amphenol Corp., 4.00%, 2/1/22	$460	$483,005
Energizer Holdings, Inc., 4.70%, 5/19/21	550	588,083

		$1,071,088

Energy — 0.8%
Cameron International Corp., 4.50%, 6/1/21	$600	$672,774
Petrobras International Finance Co., 7.875%, 3/15/19	220	268,892

		$941,666

Financial Services — 1.5%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$485	$513,888
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	400	410,797
Janus Capital Group, Inc., 6.70%, 6/15/17	370	424,096
Lender Processing Services, Inc., 5.75%, 4/15/23	250	261,875

		$1,610,656

Foods — 1.2%
ConAgra Foods, Inc., 4.95%, 8/15/20(1)	$365	$418,855
Delhaize Group SA, 5.70%, 10/1/40	500	490,205
Land O’Lakes, Inc., 6.00%, 11/15/22(1)	430	460,100

		$1,369,160

Security	Principal Amount (000’s omitted)	Value
Health Services — 0.6%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$400	$441,000
HCA, Inc., 6.50%, 2/15/20	205	231,778

		$672,778

Home Construction — 1.3%
Lennar Corp., 5.60%, 5/31/15	$400	$428,000
MDC Holdings, Inc., 5.625%, 2/1/20	320	359,003
MDC Holdings, Inc., 6.00%, 1/15/43	110	109,612
NVR, Inc., 3.95%, 9/15/22	540	555,766

		$1,452,381

Insurance — 1.4%
Aflac, Inc., 4.00%, 2/15/22(3)	$260	$280,629
American International Group, Inc., MTN, 5.85%, 1/16/18	320	375,553
Principal Financial Group, Inc., 6.05%, 10/15/36	185	229,649
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	310	370,406
Willis Group Holdings PLC, 4.125%, 3/15/16	265	281,788

		$1,538,025

Internet Software & Services — 0.5%
Equinix, Inc., 7.00%, 7/15/21	$540	$601,425

		$601,425

Lodging and Gaming — 0.9%
International Game Technology, 7.50%, 6/15/19	$100	$119,588
Penn National Gaming, Inc., 8.75%, 8/15/19	380	431,300
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	345	419,441

		$970,329

Medical Products — 0.5%
Mylan Inc., 3.125%, 1/15/23(1)(3)	$600	$592,488

		$592,488

Mining — 0.6%
Rio Tinto Finance USA PLC, 3.50%, 3/22/22	$600	$618,901

		$618,901

Office Equipment/Supplies — 0.3%
Xerox Corp., MTN, 7.20%, 4/1/16	$300	$343,934

		$343,934

Oil and Gas-Equipment and Services — 1.5%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$570	$681,302
Rowan Cos., Inc., 7.875%, 8/1/19	270	337,902
Total Capital International SA, 2.70%, 1/25/23	490	493,998
Transocean, Inc., 2.50%, 10/15/17	165	167,338

		$1,680,540

Pipelines — 0.8%
DCP Midstream Operating, LP, 4.95%, 4/1/22	$350	$383,073
Kinder Morgan Energy Partners, LP, 3.45%, 2/15/23	500	506,755

		$889,828

Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp., 5.05%, 9/1/20	$515	$572,915
AvalonBay Communities, Inc., MTN, 2.85%, 3/15/23	500	488,734
BRE Properties, Inc., 5.50%, 3/15/17	345	391,059
Host Hotels & Resorts, LP, 4.75%, 3/1/23	305	329,400
Simon Property Group LP, 2.75%, 2/1/23	500	492,546

		$2,274,654

Security	Principal Amount (000’s omitted)	Value
Retail-Specialty and Apparel — 2.0%
AutoZone, Inc., 4.00%, 11/15/20	$350	$375,267
Best Buy Co., Inc., 5.50%, 3/15/21	100	97,000
Dollar General Corp., 4.125%, 7/15/17	520	560,950
Gap, Inc. (The), 5.95%, 4/12/21	510	584,278
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	295	286,327
Staples, Inc., 4.375%, 1/12/23(3)	300	303,496

		$2,207,318

Software — 0.6%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	$340	$362,525
Fiserv, Inc., 3.50%, 10/1/22	315	314,873

		$677,398

Transportation — 1.1%
Kansas City Southern Mexico, 8.00%, 2/1/18	$500	$551,250
Ryder System, Inc., MTN, 2.50%, 3/1/17	640	660,099

		$1,211,349

Total Corporate Bonds & Notes (identified cost $38,186,355)		$39,689,343

Agency Mortgage-Backed Securities — 29.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$7	$7,292
Gold Pool #C03815, 3.50%, 3/1/42	1,081	1,141,552
Gold Pool #C09032, 3.50%, 2/1/43	1,188	1,252,728
Gold Pool #G04309, 5.50%, 5/1/38	1,653	1,790,819
Gold Pool #G18176, 5.00%, 4/1/22	276	295,405
Pool #A97620, 4.50%, 3/1/41	1,067	1,144,174
Pool #C03517, 4.50%, 9/1/40	1,135	1,216,450
Pool #C09013, 3.00%, 9/1/42	1,136	1,167,512
Pool #C09023, 3.50%, 12/1/42	1,152	1,213,731
Pool #G05958, 5.00%, 8/1/40	624	670,458
Pool #G06091, 5.50%, 5/1/40	883	956,914
Pool #G08348, 5.00%, 6/1/39	615	661,287
Pool #G18309, 4.50%, 5/1/24	551	587,600
Pool #G18441, 2.50%, 8/1/27	373	386,731
Pool #Q00285, 4.50%, 4/1/41	1,737	1,863,711

		$14,356,364

Federal National Mortgage Association:
Pool #889040, 5.00%, 6/1/37	$723	$782,548
Pool #890397, 3.50%, 12/1/26	170	179,801
Pool #918109, 5.00%, 5/1/37	1,697	1,837,478
Pool #929009, 6.00%, 1/1/38	1,041	1,139,523
Pool #AB4827, 3.50%, 4/1/42	670	707,570
Pool #AB6633, 3.50%, 10/1/42	1,160	1,225,280
Pool #AC8540, 4.50%, 12/1/24	412	443,875
Pool #AE0949, 4.00%, 2/1/41	836	891,740
Pool #AE0971, 4.00%, 5/1/25	247	264,570

Security	Principal Amount (000’s omitted)	Value
Pool #AE4680, 4.00%, 11/1/40	$407	$434,483
Pool #AE7535, 4.00%, 10/1/40	830	885,976
Pool #AE7758, 3.50%, 11/1/25	555	588,551
Pool #AE9757, 4.00%, 12/1/40	162	172,871
Pool #AH1559, 4.00%, 12/1/40	173	184,759
Pool #AH3804, 4.00%, 2/1/41	1,452	1,556,033
Pool #AH6827, 4.00%, 3/1/26	741	793,218
Pool #AH9055, 4.50%, 4/1/41	1,231	1,329,220
Pool #AK3264, 3.00%, 2/1/27	552	580,539
Pool #AL0161, 4.00%, 4/1/41	119	126,504
Pool #AL2897, 3.50%, 1/1/43	1,623	1,715,202
Pool #AO3759, 3.50%, 5/1/42	1,174	1,240,262
Pool #MA1060, 2.50%, 5/1/27	462	479,890

		$17,559,893

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$117	$124,411

		$124,411

Total Agency Mortgage-Backed Securities (identified cost $31,126,055)		$32,040,668

Commercial Mortgage-Backed Securities — 10.5%

Security	Principal Amount (000’s omitted)	Value
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	$10	$10,196
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(4)	342	352,419
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(4)	42	42,277
CGCMT, Series 2004-C1, Class A4, 5.365%, 4/15/40(4)	400	415,199
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	410,778
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	177,408
COMM, Series 2012-CR5, Class A4, 2.771%, 12/10/45	110	111,006
COMM, Series 2012-LC4, Class C, 5.649%, 12/10/44(4)	215	249,113
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	425	425,247
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	573	615,820
DDR Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22(1)	500	531,472
ESA, Series 2013-ESH7, Class D7, 5.052%, 12/5/31(1)(4)	550	574,175
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(1)	400	420,561
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	315	320,409
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	400	411,545
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(4)	371	378,259
JPMCC, Series 2003-PM1A, Class A4, 5.326%, 8/12/40(4)	263	264,054
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	306,035
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(1)	675	728,138
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(4)	181	181,569
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49(4)	300	336,715
MOTEL 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	425	425,856
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	428	435,412
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(4)	365	379,469
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	586	596,984

Security	Principal Amount (000’s omitted)	Value
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	$199	$201,607
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	300	310,784
ORES, Series 2012-LV1, Class A, 4.00%, 9/25/44(1)	57	57,381
RBSCF, Series 2010-MB1, Class C, 4.681%, 4/15/24(1)(4)	325	339,788
RIAL, Series 2013-LT2, Class A, 2.833%, 5/22/28(1)(5)	196	195,985
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	379	388,031
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	320	361,911
WFCM, Series 2010-C1, Class C, 5.586%, 11/15/43(1)(4)	500	578,327

Total Commercial Mortgage-Backed Securities (identified cost $11,197,300)		$11,533,930

Asset-Backed Securities — 1.0%

Security	Principal Amount (000’s omitted)	Value
Automotive — 1.0%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(1)	$850	$929,650
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	225	224,813

Total Asset-Backed Securities (identified cost $1,074,994)		$1,154,463

U.S. Treasury Obligations — 18.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.875%, 8/15/40	$2,690	$3,117,880
U.S. Treasury Bond, 4.50%, 5/15/38	310	395,589
U.S. Treasury Bond, 5.375%, 2/15/31	985	1,371,766
U.S. Treasury Note, 2.00%, 4/30/16	3,925	4,120,332
U.S. Treasury Note, 3.375%, 11/15/19	200	229,125
U.S. Treasury Note, 3.50%, 2/15/18	270	305,838
U.S. Treasury Note, 4.00%, 2/15/15	8,755	9,369,216
U.S. Treasury Note, 4.625%, 2/15/17	830	960,401

Total U.S. Treasury Obligations (identified cost $19,723,055)		$19,870,147

Preferred Securities — 3.6%

Security	Shares	Value
Diversified Financial Services — 1.3%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(2)	3.07	$364,393
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	2	223,769
PPTT, 2006-A GS, Class A, 5.925%(1)(6)	4	806,008

		$1,394,170

Electric Utilities — 0.7%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(3)	13,272	$335,151
SCE Trust I, 5.625%	15,000	394,350

		$729,501

Insurance — 0.7%
American Overseas Group, Ltd., Series A, 7.50%(6)(7)	2,000	$800,125

		$800,125

Machinery — 0.4%
Stanley Black & Decker, Inc., 5.75%	18,372	$486,904

		$486,904

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.5%
Boston Properties, Inc., 5.25%(7)	20,700	$517,500

		$517,500

Total Preferred Securities (identified cost $5,012,711)		$3,928,200

Interest Rate Swaptions — 0.3%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 1.9025%	Wells Fargo Bank, N.A.	8/13/13	$11,500	$321,915

Total Interest Rate Swaptions (identified cost $369,150)				$321,915

Short-Term Investments — 2.1%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.09%(8)(9)			$1,180	$1,180,090
Eaton Vance Cash Reserves Fund, LLC, 0.11%(9)			1,133	1,132,590

Total Short-Term Investments (identified cost $2,312,680)				$2,312,680

Total Investments — 100.5% (identified cost $109,002,300)				$110,851,346

Other Assets, Less Liabilities — (0.5)%				$(533,690)

Net Assets — 100.0%				$110,317,656

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CARMX	-	CarMax Auto Owner Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

CSFB	-	Credit Suisse First Boston Mortgage Securities Trust

DBUBS	-	DBUBS Mortgage Trust

ESA	-	Extended Stay America Trust

FMBT	-	Fontainebleau Miami Beach Trust

GECMC	-	General Electric Commercial Mortgage Corp.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

MTN	-	Medium-Term Note

NCUA	-	National Credit Union Administration

ORES	-	Oaktree Real Estate Investments/Sabal

PPTT	-	Preferred Pass-Through Trust

RBSCF	-	Royal Bank of Scotland Commercial Funding

RIAL	-	Rialto Real Estate Fund LP

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $10,527,020 or 9.5% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at March 31, 2013.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.

(5)	When-issued security.

(6)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2013.

(7)	Non-income producing security.

(8)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2013, the Portfolio loaned securities having a market value of $1,154,149 and received $1,180,090 of cash collateral for the loans.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $340 and $377, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$108,948,216

Gross unrealized appreciation	$3,479,109
Gross unrealized depreciation	(1,575,979)

Net unrealized appreciation	$1,903,130

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

At March 31, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $321,915.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$39,689,343	$—	$39,689,343
Agency Mortgage-Backed Securities	—	32,040,668	—	32,040,668
Commercial Mortgage-Backed Securities	—	11,533,930	—	11,533,930
Asset-Backed Securities	—	1,154,463	—	1,154,463
U.S. Treasury Obligations	—	19,870,147	—	19,870,147
Preferred Securities
Financials	517,500	2,194,295	—	2,711,795
Industrials	—	486,904	—	486,904
Utilities	394,350	335,151	—	729,501
Interest Rate Swaptions	—	321,915	—	321,915
Short-Term Investments	—	2,312,680	—	2,312,680
Total Investments	$911,850	$109,939,496	$—	$110,851,346

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013